Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			$ 7,817	$ 5,139
Provision for credit losses			1,640	4,953
Net write-offs			(2,798)	(2,309)
Other, including foreign currency adjustment			(431)	(384)
Provision for credit losses
Balance at end of period	$ 6,228		6,228	7,399
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			7,639	5,077
Provision for credit losses
Balance at end of period	6,079		6,079	7,221
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			77	6
Provision for credit losses
Balance at end of period	62		62	88
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			101	56
Provision for credit losses
Balance at end of period	87		87	90
Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			7,639
Provision for credit losses
Balance at end of period				7,221
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	841	$ 864	884	680
Provision for credit losses			74	329
Net write-offs			(61)	(57)
Other, including foreign currency adjustment			(59)	(130)
Provision for credit losses
Remeasurement	13	25	61
Newly originated or purchased financial assets	18	10	39
Derecognition of financial assets and maturities	(8)	(9)	(26)
Gross write-offs	(23)	(22)	(82)
Recoveries	11	6	21
Foreign exchange and other movements	(14)	(33)	(59)
Balance at end of period	838	841	838	822
Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	838		838
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,806	3,150	3,155	2,065
Provision for credit losses			810	2,122
Net write-offs			(1,256)	(1,098)
Other, including foreign currency adjustment			(159)	(129)
Provision for credit losses
Remeasurement	196	239	801
Newly originated or purchased financial assets	185	154	438
Derecognition of financial assets and maturities	(182)	(149)	(429)
Gross write-offs	(508)	(547)	(1,461)
Recoveries	78	64	205
Foreign exchange and other movements	(25)	(105)	(159)
Balance at end of period	2,550	2,806	2,550	2,960
Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	2,550		2,550
Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			3,155
Provision for credit losses
Balance at end of period				2,960
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,545	1,915	1,886	1,255
Provision for credit losses			672	1,444
Net write-offs			(1,164)	(812)
Other, including foreign currency adjustment			(88)	(42)
Provision for credit losses
Remeasurement	184	265	725
Newly originated or purchased financial assets	27	19	75
Derecognition of financial assets and maturities	(43)	(41)	(128)
Gross write-offs	(462)	(587)	(1,309)
Recoveries	59	42	145
Foreign exchange and other movements	(4)	(68)	(88)
Balance at end of period	1,306	1,545	1,306	1,845
Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,306		1,306
Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,886
Provision for credit losses
Balance at end of period				1,845
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,892	1,139
Provision for credit losses			84	1,058
Net write-offs			(317)	(342)
Other, including foreign currency adjustment			(125)	(83)
Provision for credit losses
Remeasurement	21	24	162
Newly originated or purchased financial assets	71	79	239
Derecognition of financial assets and maturities	(92)	(98)	(288)
Changes in models and methodologies		(15)	(15)
Gross write-offs	(151)	(105)	(343)
Recoveries	13	8	26
Foreign exchange and other movements	(14)	(67)	(124)
Balance at end of period including off-balance sheet exposures	1,472	1,624	1,472
Less: Allowance for credit losses on off-balance sheet exposures	(87)	(100)	(87)
Balance at end of period	1,534		1,534	1,772
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,624	1,798	1,815
Provision for credit losses
Balance at end of period		1,624
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,524
Provision for credit losses
Balance at end of period	1,385	1,524	1,385
Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,385		1,385
Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,714
Provision for credit losses
Balance at end of period				1,594
Stage 1 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,411		1,411
Stage 1 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,964
Provision for credit losses
Balance at end of period				1,886
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	151	161	190
Provision for credit losses
Remeasurement	(29)	(30)	(124)
Newly originated or purchased financial assets	18	10	39
Derecognition of financial assets and maturities	(2)	(2)	(7)
Transfer to (from)stage 1	17	19	68
Transfer to (from)stage 2	(3)	(3)	(9)
Foreign exchange and other movements	1	(4)	(4)
Balance at end of period	153	151	153	191
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	153		153
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	699	787	864
Provision for credit losses
Remeasurement	(265)	(264)	(951)
Newly originated or purchased financial assets	185	154	438
Derecognition of financial assets and maturities	(55)	(67)	(150)
Transfer to (from)stage 1	148	204	753
Transfer to (from)stage 2	(41)	(85)	(218)
Transfer to (from)stage 3	(3)	(8)	(42)
Foreign exchange and other movements	(9)	(22)	(35)
Balance at end of period	659	699	659
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	659		659
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			864
Provision for credit losses
Balance at end of period				843
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	319	448	501
Provision for credit losses
Remeasurement	(88)	(177)	(398)
Newly originated or purchased financial assets	27	19	75
Derecognition of financial assets and maturities	(16)	(17)	(48)
Transfer to (from)stage 1	109	91	313
Transfer to (from)stage 2	(16)	(32)	(91)
Foreign exchange and other movements	(1)	(13)	(18)
Balance at end of period	334	319	334
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	334		334
Stage 1 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			501
Provision for credit losses
Balance at end of period				502
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(67)	(79)	(156)
Newly originated or purchased financial assets	71	79	239
Derecognition of financial assets and maturities	(66)	(85)	(234)
Changes in models and methodologies		(4)	(4)
Transfer to (from)stage 1	22	10	50
Transfer to (from)stage 2	(4)	(18)	(46)
Foreign exchange and other movements	2	(9)	(16)
Balance at end of period including off-balance sheet exposures	311	353	311
Less: Allowance for credit losses on off-balance sheet exposures	(46)	(50)	(46)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	353	459	478
Provision for credit losses
Balance at end of period		353
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	303
Provision for credit losses
Balance at end of period	265	303	265
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	265		265
Stage 1 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			409
Provision for credit losses
Balance at end of period				350
Stage 2 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	2,909		2,909
Stage 2 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			3,718
Provision for credit losses
Balance at end of period				3,559
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	280	297	302
Provision for credit losses
Remeasurement	15	7	51
Derecognition of financial assets and maturities	(6)	(7)	(19)
Transfer to (from)stage 1	(14)	(15)	(56)
Transfer to (from)stage 2	13	17	50
Transfer to (from)stage 3	(6)	(11)	(29)
Foreign exchange and other movements		(8)	(17)
Balance at end of period	282	280	282	307
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	282		282
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,286	1,514	1,471
Provision for credit losses
Remeasurement	231	176	943
Derecognition of financial assets and maturities	(127)	(82)	(279)
Transfer to (from)stage 1	(145)	(200)	(743)
Transfer to (from)stage 2	58	104	273
Transfer to (from)stage 3	(111)	(184)	(421)
Foreign exchange and other movements	(16)	(42)	(68)
Balance at end of period	1,176	1,286	1,176
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,176		1,176
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,471
Provision for credit losses
Balance at end of period				1,383
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,226	1,467	1,385
Provision for credit losses
Remeasurement	(78)	119	299
Derecognition of financial assets and maturities	(27)	(24)	(80)
Transfer to (from)stage 1	(109)	(91)	(313)
Transfer to (from)stage 2	16	32	91
Transfer to (from)stage 3	(56)	(228)	(354)
Foreign exchange and other movements		(49)	(56)
Balance at end of period	972	1,226	972
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	972		972
Stage 2 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,385
Provision for credit losses
Balance at end of period				1,343
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(8)		13
Derecognition of financial assets and maturities	(20)	(12)	(45)
Changes in models and methodologies		(11)	(11)
Transfer to (from)stage 1	(22)	(10)	(50)
Transfer to (from)stage 2	4	19	47
Transfer to (from)stage 3	(1)	(3)	(5)
Foreign exchange and other movements	3	(19)	(21)
Balance at end of period including off-balance sheet exposures	520	564	520
Less: Allowance for credit losses on off-balance sheet exposures	(41)	(50)	(41)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	564	600	592
Provision for credit losses
Balance at end of period		564
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	514
Provision for credit losses
Balance at end of period	479	514	479
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	479		479
Stage 2 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			560
Provision for credit losses
Balance at end of period				526
Stage 3 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,759		1,759
Stage 3 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,957
Provision for credit losses
Balance at end of period				1,776
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	410	406	392
Provision for credit losses
Remeasurement	27	48	134
Transfer to (from)stage 1	(3)	(4)	(12)
Transfer to (from)stage 2	(10)	(14)	(41)
Transfer to (from)stage 3	6	11	29
Gross write-offs	(23)	(22)	(82)
Recoveries	11	6	21
Foreign exchange and other movements	(15)	(21)	(38)
Balance at end of period	403	410	403	324
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	403		403
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	821	849	820
Provision for credit losses
Remeasurement	230	327	809
Transfer to (from)stage 1	(3)	(4)	(10)
Transfer to (from)stage 2	(17)	(19)	(55)
Transfer to (from)stage 3	114	192	463
Gross write-offs	(508)	(547)	(1,461)
Recoveries	78	64	205
Foreign exchange and other movements		(41)	(56)
Balance at end of period	715	821	715
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	715		715
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			820
Provision for credit losses
Balance at end of period				734
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	350	323	824
Transfer to (from)stage 3	56	228	354
Gross write-offs	(462)	(587)	(1,309)
Recoveries	59	42	145
Foreign exchange and other movements	(3)	(6)	(14)
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	96	103	305
Derecognition of financial assets and maturities	(6)	(1)	(9)
Transfer to (from)stage 2		(1)	(1)
Transfer to (from)stage 3	1	3	5
Gross write-offs	(151)	(105)	(343)
Recoveries	13	8	26
Foreign exchange and other movements	(19)	(39)	(87)
Balance at end of period including off-balance sheet exposures	641	707	641
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	707	739	745
Provision for credit losses
Balance at end of period		707
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	707
Provision for credit losses
Balance at end of period	641	$ 707	641
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	$ 641		641
Stage 3 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			$ 745
Provision for credit losses
Balance at end of period				$ 718